FINANCIAL RISK MANAGEMENT, Capital Risk Management (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
FINANCIAL RISK MANAGEMENT [Abstract]
Total Loans (note 13)	$ 4,499,030	[1]	$ 3,917,000	[1]	$ 3,335,192
Total Equity	5,319,640		2,526,378		$ 1,695,434	$ 1,867,543
Total Capital	$ 9,818,670		$ 6,443,378
Gearing ratio	0.46%		0.61%

[1]	Issuance expenses net.